INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of components of income tax expense

The components of income tax expense for the years ended December 31 were as follows (in thousands):

	2025	2024
Current tax expense	$1,031	$1,693
Federal	66	54
State	(32)	(555)
Deferred tax benefit	$1,065	$1,192

Schedule of reconciliation of the U.S federal statutory rate of 21% to the Company's effective rate	The following table is a reconciliation of the U.S federal statutory rate of 21% to the Company’s effective rate for the year ended December 31, 2025 in accordance with the guidance in ASU No. 2023-09 (in thousands):

	Amount ($)	Percent (%)
Federal statutory income tax	$1,177	21.00%

Effect of:
State and local income taxes, net of federal benefit	57	1.02%
Nontaxable or nondeductible items	(136)	(2.43)%
Other	(33)	(0.59)%
Total	$1,065	19.00%

	2025	2024

	(in thousands)
Federal statutory rate times financial statement income	$1,177	$1,328
Effect of:
Tax-exempt interest	(103)	(105)
State tax, net of federal tax effect	57	98
Income from bank owned life insurance	(33)	(32)
Other, net	(33)	(97)
Total	$1,065	$1,192

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2025	2024
Deferred tax assets
Allowance for credit losses	$2,232	$2,180
Unrealized losses on securities available for sale	—	384
Benefit plans	117	154
Accrued compensation	258	241
Other	87	253
Total deferred tax assets	2,694	3,212

Deferred tax liabilities
Postretirement benefits	$(1,001)	$(1,010)
Unrealized gains on securities available for sale	(26)	—
Depreciation	(330)	(330)
Goodwill	(407)	(407)
Funded status of pension plan	(196)	(109)
Other	(152)	(309)
Total deferred tax liabilities	(2,112)	(2,165)

Net deferred tax asset	$582	$1,047